OPERATING EXPENSES (Details) - Schedule of Operating Expenses - Operating Expense [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Salaries	£ 2,379	£ 2,540	£ 2,609
Performance-based compensation	485	464	475
Social security costs	330	343	345
Pensions and other post-retirement benefit schemes (note 30)	688	583	525
Restructuring costs	247	22	241
Other staff costs	444	466	433
	4,573	4,418	4,628
Rent and rates	364	364	363
Repairs and maintenance	189	231	186
Other	126	95	118
	679	690	667
Communications and data processing	1,116	880	846
Advertising and promotion	192	207	197
Professional fees	230	312	233
Other	673	701	609
	2,211	2,100	1,885
Depreciation of property, plant and equipment (note 23)	1,849	1,939	1,759
Amortisation of other intangible assets (note 22)	500	353	541
	2,349	2,292	2,300
Impairment of goodwill (note 21)		8
Total operating expenses, excluding regulatory provisions	9,812	9,508	9,480
Total operating expenses	11,768	11,630	11,751
Regulatory provisions	1,956	2,122	2,271
Payment Protection Insurance [member]
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions	1,395	1,300	1,350
Other regulatory provisions [member]
OPERATING EXPENSES (Details) - Schedule of Operating Expenses [Line Items]
Regulatory provisions	£ 561	£ 822	£ 921